Other disclosures - Remaining maturity periods (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and balances with the Central Bank	$ 55,310	$ 57,687
Financial assets at fair value through profit or loss	267,524
Financial assets held for trading		315,570
Other financial assets at fair value through profit or loss	107,425	51,705
Financial assets at fair value through other comprehensive income	155,789
Available-for-sale financial assets		165,742
Loans and receivables		679,300
Financial assets at amortized cost	766,225
Fair value of hedging derivative assets	9,285	15,116
Total financial assets	1,361,558	1,285,120
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	255,481
Financial liabilities held for trading		239,725
Other financial liabilities designated at fair value through profit or loss	105,430	120,653
Financial liabilities at amortized cost	890,284	820,431
Hedging derivatives	8,393	11,091
Total financial liabilities	1,259,588	1,191,900
Difference (assets less liabilities)	101,970	93,220
On demand
ASSETS
Cash and balances with the Central Bank	25,080	21,539
Fair value of hedging derivative assets		2,375
Total financial assets	37,152	49,049
LIABILITIES AND EQUITY
Total financial liabilities	461,536	446,685
Difference (assets less liabilities)	(424,384)	(397,636)
0 - 1 months
ASSETS
Cash and balances with the Central Bank	2,136	8,054
Fair value of hedging derivative assets	2,332
Total financial assets	267,346	240,619
LIABILITIES AND EQUITY
Hedging derivatives	39
Total financial liabilities	408,328	345,271
Difference (assets less liabilities)	(140,982)	(104,652)
1 - 3 months
ASSETS
Total financial assets	79,718	59,700
LIABILITIES AND EQUITY
Hedging derivatives	39
Total financial liabilities	55,805	60,645
Difference (assets less liabilities)	23,913	(945)
3 to 12 months
ASSETS
Fair value of hedging derivative assets	186
Total financial assets	221,797	206,116
LIABILITIES AND EQUITY
Hedging derivatives	416	145
Total financial liabilities	89,071	90,182
Difference (assets less liabilities)	132,726	115,934
1 to 3 years
ASSETS
Fair value of hedging derivative assets	2,046	7,707
Total financial assets	294,489	279,259
LIABILITIES AND EQUITY
Hedging derivatives	1,460	2,070
Total financial liabilities	54,372	46,016
Difference (assets less liabilities)	240,117	233,243
3 to 5 years
ASSETS
Fair value of hedging derivative assets	4,677	5,017
Total financial assets	160,968	165,733
LIABILITIES AND EQUITY
Hedging derivatives	2,350	1,630
Total financial liabilities	70,241	63,134
Difference (assets less liabilities)	90,727	102,599
2024 and thereafter
ASSETS
Cash and balances with the Central Bank	28,094	28,094
Fair value of hedging derivative assets	44	17
Total financial assets	300,088	284,644
LIABILITIES AND EQUITY
Hedging derivatives	4,089	7,246
Total financial liabilities	120,235	139,967
Difference (assets less liabilities)	179,853	144,677
Loans and advances to credit institutions
ASSETS
Other financial assets at fair value through profit or loss	98,332	46,087
Loans and receivables		59,122
Financial assets at amortized cost	47,034
Total financial assets	145,366	105,209
Loans and advances to credit institutions | 0 - 1 months
ASSETS
Other financial assets at fair value through profit or loss	98,332	46,087
Loans and receivables		59,122
Financial assets at amortized cost	47,034
Loans and advances to customers
ASSETS
Other financial assets at fair value through profit or loss	9,093	5,618
Financial assets at fair value through other comprehensive income	771
Loans and receivables		609,420
Financial assets at amortized cost	666,772
Total financial assets	676,636	615,038
Loans and advances to customers | On demand
ASSETS
Loans and receivables		13,455
Financial assets at amortized cost	9,257
Loans and advances to customers | 0 - 1 months
ASSETS
Other financial assets at fair value through profit or loss	9,093	5,618
Financial assets at fair value through other comprehensive income	7
Loans and receivables		33,027
Financial assets at amortized cost	42,431
Loans and advances to customers | 1 - 3 months
ASSETS
Financial assets at fair value through other comprehensive income	13
Loans and receivables		52,867
Financial assets at amortized cost	68,276
Loans and advances to customers | 3 to 12 months
ASSETS
Financial assets at fair value through other comprehensive income	58
Loans and receivables		143,821
Financial assets at amortized cost	139,392
Loans and advances to customers | 1 to 3 years
ASSETS
Financial assets at fair value through other comprehensive income	155
Loans and receivables		164,881
Financial assets at amortized cost	180,792
Loans and advances to customers | 3 to 5 years
ASSETS
Financial assets at fair value through other comprehensive income	155
Loans and receivables		76,258
Financial assets at amortized cost	88,697
Loans and advances to customers | 2024 and thereafter
ASSETS
Financial assets at fair value through other comprehensive income	383
Loans and receivables		125,111
Financial assets at amortized cost	137,927
Debt instruments.
ASSETS
Financial assets at fair value through profit or loss	110,222
Financial assets held for trading		147,747
Financial assets at fair value through other comprehensive income	154,483
Available-for-sale financial assets		164,947
Loans and receivables		10,758
Financial assets at amortized cost	52,419
Total financial assets	317,124	323,452
Debt instruments. | 0 - 1 months
ASSETS
Financial assets at fair value through profit or loss	17,102
Financial assets held for trading		67,280
Financial assets at fair value through other comprehensive income	48,280
Available-for-sale financial assets		18,693
Debt instruments. | 1 - 3 months
ASSETS
Financial assets at fair value through profit or loss	3,200
Financial assets held for trading		2,551
Financial assets at fair value through other comprehensive income	1,961
Available-for-sale financial assets		59
Debt instruments. | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	27,649
Financial assets held for trading		15,455
Financial assets at fair value through other comprehensive income	3,304
Available-for-sale financial assets		35,567
Financial assets at amortized cost	41,426
Debt instruments. | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	26,266
Financial assets held for trading		23,077
Financial assets at fair value through other comprehensive income	60,140
Available-for-sale financial assets		58,067
Debt instruments. | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	18,605
Financial assets held for trading		32,379
Financial assets at fair value through other comprehensive income	10,716
Available-for-sale financial assets		21,987
Loans and receivables		1,378
Financial assets at amortized cost	1,485
Debt instruments. | 2024 and thereafter
ASSETS
Financial assets at fair value through profit or loss	17,400
Financial assets held for trading		7,005
Financial assets at fair value through other comprehensive income	30,082
Available-for-sale financial assets		30,574
Loans and receivables		9,380
Financial assets at amortized cost	9,508
Equity instruments.
ASSETS
Financial assets at fair value through profit or loss	2,349
Financial assets held for trading		2,562
Financial assets at fair value through other comprehensive income	535
Available-for-sale financial assets		795
Total financial assets	2,884	3,357
Equity instruments. | On demand
ASSETS
Financial assets at fair value through profit or loss	2,349
Financial assets held for trading		2,562
Equity instruments. | 2024 and thereafter
ASSETS
Financial assets at fair value through other comprehensive income	535
Available-for-sale financial assets		795
Trading derivative assets
ASSETS
Financial assets at fair value through profit or loss	154,953
Financial assets held for trading		165,261
Trading derivative assets | On demand
ASSETS
Financial assets at fair value through profit or loss	466
Financial assets held for trading		9,118
Trading derivative assets | 0 - 1 months
ASSETS
Financial assets at fair value through profit or loss	599
Financial assets held for trading		2,738
Trading derivative assets | 1 - 3 months
ASSETS
Financial assets at fair value through profit or loss	6,268
Financial assets held for trading		4,223
Trading derivative assets | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	9,782
Financial assets held for trading		11,273
Trading derivative assets | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	25,090
Financial assets held for trading		25,527
Trading derivative assets | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	36,633
Financial assets held for trading		28,714
Trading derivative assets | 2024 and thereafter
ASSETS
Financial assets at fair value through profit or loss	76,115
Financial assets held for trading		83,668
Trading derivative liabilities
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	153,727
Financial liabilities held for trading		171,282
Trading derivative liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	220
Financial liabilities held for trading		9,320
Trading derivative liabilities | 0 - 1 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	1,978
Financial liabilities held for trading		2,333
Trading derivative liabilities | 1 - 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	4,796
Financial liabilities held for trading		3,059
Trading derivative liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	13,137
Financial liabilities held for trading		13,769
Trading derivative liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	24,660
Financial liabilities held for trading		26,343
Trading derivative liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	35,900
Financial liabilities held for trading		25,818
Trading derivative liabilities | 2024 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	73,036
Financial liabilities held for trading		90,640
Short positions
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	101,754
Financial liabilities held for trading		68,443
Short positions | 0 - 1 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	101,754
Financial liabilities held for trading		68,443
Deposits - Central banks
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	30,995	22,417
Deposits - Central banks | 0 - 1 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	30,995	22,417
Deposits - Credit institutions
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	4,316	5,942
Financial liabilities at amortized cost	94,849	76,515
Deposits - Credit institutions | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	17,644	14,828
Deposits - Credit institutions | 0 - 1 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	4,316	5,942
Financial liabilities at amortized cost	46,869	35,815
Deposits - Credit institutions | 1 - 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	5,776	2,127
Deposits - Credit institutions | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	6,347	2,368
Deposits - Credit institutions | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	11,219	11,094
Deposits - Credit institutions | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	4,488	7,475
Deposits - Credit institutions | 2024 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	2,506	2,808
Deposits - Customers
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	65,369	81,790
Financial liabilities at amortized cost	646,089	608,776
Total financial liabilities	711,458	690,566
Deposits - Customers | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	443,660	422,495
Deposits - Customers | 0 - 1 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	65,369	81,009
Financial liabilities at amortized cost	115,779	102,395
Deposits - Customers | 1 - 3 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss		781
Financial liabilities at amortized cost	33,999	39,643
Deposits - Customers | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	44,727	38,355
Deposits - Customers | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,685	3,060
Deposits - Customers | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,565	1,939
Deposits - Customers | 2024 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	674	889
Marketable debt securities
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	4,750	10,504
Financial liabilities at amortized cost	98,312	85,792
Total financial liabilities	103,062	96,296
Marketable debt securities | 0 - 1 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	3,191	586
Financial liabilities at amortized cost	30,249	20,138
Marketable debt securities | 1 - 3 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	182	1,146
Financial liabilities at amortized cost	7,375	7,583
Marketable debt securities | 3 to 12 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	1,063	4,907
Financial liabilities at amortized cost	21,437	29,734
Marketable debt securities | 1 to 3 years
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	314	3,368
Financial liabilities at amortized cost	12,200	47
Marketable debt securities | 3 to 5 years
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss		497
Financial liabilities at amortized cost	23,936	25,141
Marketable debt securities | 2024 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,115	3,149
Subordinated liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	37,228	35,885
Subordinated liabilities | 0 - 1 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	413	650
Subordinated liabilities | 2024 and thereafter
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	36,815	35,235
Other financial liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	13,806	13,463
Other financial liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	12	42
Other financial liabilities | 0 - 1 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	7,376	5,543
Other financial liabilities | 1 - 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,638	6,306
Other financial liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,944	904
Other financial liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	834	34
Other financial liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	$ 2	$ 634